Consolidated Statements of Changes in Total Equity - USD ($) shares in Thousands, $ in Thousands	Total	General Partner	Common Units Limited Partners	Preferred Units Limited Partners	Accumulated Other Comprehensive Income (Loss)	Non- controlling Interest
Beginning balance, units at Dec. 31, 2015			79,551
Beginning balance at Dec. 31, 2015	$ 1,543,679	$ 48,786	$ 1,472,327		$ (2,051)	$ 24,617
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	157,965	2,755	134,977	$ 2,719		17,514
Other comprehensive (loss) income	2,803				2,626	177
Distributions declared	(45,467)	(910)	$ (44,557)
Dividends paid to non-controlling interest	(3,402)					(3,402)
Equity based compensation, net of withholding tax, units			21
Equity based compensation, net of withholding tax	1,127	22	$ 1,105
Proceeds from equity offerings (note 16), units				5,000
Proceeds from equity offerings (note 16)	120,707			$ 120,707
Ending balance, units at Dec. 31, 2016			79,572	5,000
Ending balance at Dec. 31, 2016	1,777,412	50,653	$ 1,563,852	$ 123,426	575	38,906
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	48,911	400	19,586	13,979		14,946
Other comprehensive (loss) income	4,032				3,904	128
Distributions declared	(62,150)	(909)	$ (44,584)	$ (16,657)
Dividends paid to non-controlling interest	(1,595)					(1,595)
Equity based compensation, net of withholding tax, units			55
Equity based compensation, net of withholding tax	402	8	$ 394
Proceeds from equity offerings (note 16), units				6,800
Proceeds from equity offerings (note 16)	164,411			$ 164,411
Ending balance, units at Dec. 31, 2017			79,627	11,800
Ending balance at Dec. 31, 2017	1,931,423	50,152	$ 1,539,248	$ 285,159	4,479	52,385
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	26,875	53	2,615	25,701		(1,494)
Other comprehensive (loss) income	(1,124)				(1,762)	638
Distributions declared	(71,229)	(911)	$ (44,617)	$ (25,701)
Dividends paid to non-controlling interest	(2,925)					(2,925)
Equity based compensation, net of withholding tax, units			61
Equity based compensation, net of withholding tax	624	12	$ 612
Repurchase of common units (note 16), units			(327)
Repurchase of common units (note 16)	(3,786)	(76)	$ (3,710)
Ending balance, units at Dec. 31, 2018			79,361	11,800
Ending balance at Dec. 31, 2018	$ 1,882,597	$ 49,271	$ 1,496,107	$ 285,159	$ 2,717	$ 49,343